Right-of-use Assets and Lease Liabilities - Maturity Analysis (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 38,900
1 Year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	15,400
2 Years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	14,200
3 Years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2,700
4 Years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2,500
5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2,000
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 2,100